UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Real Estate
Investment Portfolio

October 31, 2009

1.809107.105

REA-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 96.6%
REITs - Apartments - 16.3%
Apartment Investment & Management Co. Class A (d)	6,027,374	$ 74,438
AvalonBay Communities, Inc.	920,000	63,278
Equity Residential (SBI)	3,455,400	99,792
Home Properties, Inc. (d)	1,835,200	71,903
UDR, Inc.	5,103,041	73,382
TOTAL REITS - APARTMENTS		382,793
REITs - Factory Outlets - 2.4%
Tanger Factory Outlet Centers, Inc.	1,461,100	55,624
REITs - Health Care Facilities - 12.4%
HCP, Inc.	2,740,712	81,098
Healthcare Realty Trust, Inc.	1,425,000	29,683
Nationwide Health Properties, Inc.	1,418,700	45,753
Ventas, Inc.	3,382,392	135,735
TOTAL REITS - HEALTH CARE FACILITIES		292,269
REITs - Hotels - 6.3%
DiamondRock Hospitality Co. (a)	2,238,000	17,031
Host Hotels & Resorts, Inc.	10,105,000	102,162
Sunstone Hotel Investors, Inc.	3,751,774	28,326
TOTAL REITS - HOTELS		147,519
REITs - Industrial Buildings - 12.9%
DCT Industrial Trust, Inc.	3,365,000	15,243
Duke Realty LP	5,668,000	63,708
First Industrial Realty Trust, Inc.	1,530,000	6,656
ProLogis Trust	12,892,302	146,070
Public Storage	789,600	58,115
U-Store-It Trust	2,546,100	14,513
TOTAL REITS - INDUSTRIAL BUILDINGS		304,305
REITs - Malls - 15.5%
CBL & Associates Properties, Inc. (c)	4,081,400	33,304
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	3,927,404	$ 266,632
The Macerich Co. (c)	2,144,999	63,921
TOTAL REITS - MALLS		363,857
REITs - Management/Investment - 3.2%
Digital Realty Trust, Inc. (c)	1,628,300	73,485
Franklin Street Properties Corp.	190,000	2,048
TOTAL REITS - MANAGEMENT/INVESTMENT		75,533
REITs - Office Buildings - 14.2%
Boston Properties, Inc.	1,706,600	103,710
Brandywine Realty Trust (SBI)	3,338,900	31,920
Corporate Office Properties Trust (SBI)	1,708,629	56,709
Highwoods Properties, Inc. (SBI)	2,326,270	64,019
SL Green Realty Corp. (c)	2,044,746	79,254
TOTAL REITS - OFFICE BUILDINGS		335,612
REITs - Shopping Centers - 13.4%
Cedar Shopping Centers, Inc.	1,205,200	7,316
Developers Diversified Realty Corp. (c)	7,089,767	60,901
Federal Realty Investment Trust (SBI)	808,200	47,708
Glimcher Realty Trust	181,400	490
Kimco Realty Corp.	3,500,000	44,240
Kite Realty Group Trust	1,830,000	6,789
Ramco-Gershenson Properties Trust (SBI)	272,100	2,405
Regency Centers Corp.	776,000	26,035
Vornado Realty Trust	2,001,938	119,235
TOTAL REITS - SHOPPING CENTERS		315,119
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,272,631
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Real Estate Operating Companies - 2.4%
Brookfield Properties Corp.	4,300,800	$ 44,682
Forest City Enterprises, Inc. Class A	1,350,000	11,772
TOTAL REAL ESTATE OPERATING COMPANIES		56,454
Real Estate Services - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	811,800	8,402
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		64,856
TOTAL COMMON STOCKS (Cost $2,802,310)		2,337,487
Convertible Preferred Stocks - 0.2%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
Grubb & Ellis Co. 12.00% (a)(e)(f) (Cost $5,000)	50,000	5,000
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.20% (g)	10,232,378	10,232
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g)	194,058,625	194,059
TOTAL MONEY MARKET FUNDS (Cost $204,291)		204,291
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $3,011,601)		2,546,778
NET OTHER ASSETS - (8.2)%		(193,540)
NET ASSETS - 100%		$ 2,353,238
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40
Fidelity Securities Lending Cash Central Fund	189
Total	$ 229
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apartment Investment & Management Co. Class A	$ 54,906	$ 2,579	$ -	$ 585	$ 74,438
Home Properties, Inc.	50,701	16,692	-	1,049	71,903
SL Green Realty Corp.	109,558	-	81,382	248	-
Sunstone Hotel Investors, Inc.	20,161	3,063	2,386	-	-
Total	$ 235,326	$ 22,334	$ 83,768	$ 1,882	$ 146,341
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,342,487	$ 2,337,487	$ 5,000	$ -
Money Market Funds	204,291	204,291	-	-
Total Investments in Securities:	$ 2,546,778	$ 2,541,778	$ 5,000	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $3,200,510,000. Net unrealized depreciation aggregated $653,732,000, of which $252,645,000 related to appreciated investment securities and $906,377,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009